Risk management - Gross carrying amount per IFRS 9 stage and rating class (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Miscellaneous other liabilities	€ 12,369	€ 13,667
Undrawn commitments
Disclosure of credit risk exposure [line items]
Undrawn borrowing facilities	156,000	151,000
Other positions
Disclosure of credit risk exposure [line items]
Miscellaneous other liabilities	6,000	9,000
Non IFRS 9 eligible assets commitments
Disclosure of credit risk exposure [line items]
Miscellaneous other liabilities	€ 75,000	€ 67,000
Gross carrying amount | Stage 1
Disclosure of credit risk exposure [line items]
Percentage of financial assets	91.10%	91.50%
Gross carrying amount | Stage 2
Disclosure of credit risk exposure [line items]
Percentage of financial assets	7.60%	7.30%
Gross carrying amount | Stage 3
Disclosure of credit risk exposure [line items]
Percentage of financial assets	1.30%	1.20%
Provisions
Disclosure of credit risk exposure [line items]
Financial assets	€ (6,049)	€ (5,839)
IFRS 9 | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	1,048,574	1,025,043
IFRS 9 | Gross carrying amount | 1 (AAA)
Disclosure of credit risk exposure [line items]
Financial assets	79,357	87,510
IFRS 9 | Gross carrying amount | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	142,250	134,711
IFRS 9 | Gross carrying amount | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	251,149	237,206
IFRS 9 | Gross carrying amount | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	335,008	319,971
IFRS 9 | Gross carrying amount | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	172,827	176,661
IFRS 9 | Gross carrying amount | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	42,811	45,750
IFRS 9 | Gross carrying amount | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	4,897	4,742
IFRS 9 | Gross carrying amount | 18 (CC)
Disclosure of credit risk exposure [line items]
Financial assets	4,060	4,617
IFRS 9 | Gross carrying amount | 19 (C)
Disclosure of credit risk exposure [line items]
Financial assets	2,474	1,919
IFRS 9 | Gross carrying amount | 20-22 (D)
Disclosure of credit risk exposure [line items]
Financial assets	13,742	11,956
IFRS 9 | Gross carrying amount | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	954,943	937,633
IFRS 9 | Gross carrying amount | Stage 1 | 1 (AAA)
Disclosure of credit risk exposure [line items]
Financial assets	79,076	87,071
IFRS 9 | Gross carrying amount | Stage 1 | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	140,671	132,159
IFRS 9 | Gross carrying amount | Stage 1 | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	244,241	231,018
IFRS 9 | Gross carrying amount | Stage 1 | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	310,324	302,967
IFRS 9 | Gross carrying amount | Stage 1 | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	154,348	157,387
IFRS 9 | Gross carrying amount | Stage 1 | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	25,377	26,414
IFRS 9 | Gross carrying amount | Stage 1 | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	905	617
IFRS 9 | Gross carrying amount | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	79,888	75,454
IFRS 9 | Gross carrying amount | Stage 2 | 1 (AAA)
Disclosure of credit risk exposure [line items]
Financial assets	281	439
IFRS 9 | Gross carrying amount | Stage 2 | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	1,579	2,553
IFRS 9 | Gross carrying amount | Stage 2 | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	6,908	6,188
IFRS 9 | Gross carrying amount | Stage 2 | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	24,683	17,004
IFRS 9 | Gross carrying amount | Stage 2 | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	18,479	19,273
IFRS 9 | Gross carrying amount | Stage 2 | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	17,433	19,336
IFRS 9 | Gross carrying amount | Stage 2 | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	3,992	4,125
IFRS 9 | Gross carrying amount | Stage 2 | 18 (CC)
Disclosure of credit risk exposure [line items]
Financial assets	4,059	4,617
IFRS 9 | Gross carrying amount | Stage 2 | 19 (C)
Disclosure of credit risk exposure [line items]
Financial assets	2,474	1,919
IFRS 9 | Gross carrying amount | Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	13,742	11,956
IFRS 9 | Gross carrying amount | Stage 3 | 20-22 (D)
Disclosure of credit risk exposure [line items]
Financial assets	13,742	11,956
IFRS 9 | Provisions
Disclosure of credit risk exposure [line items]
Financial assets	(6,049)	(5,839)
IFRS 9 | Provisions | 1 (AAA)
Disclosure of credit risk exposure [line items]
Financial assets	(1)	(1)
IFRS 9 | Provisions | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	(11)	(9)
IFRS 9 | Provisions | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	(29)	(30)
IFRS 9 | Provisions | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	(110)	(108)
IFRS 9 | Provisions | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	(281)	(319)
IFRS 9 | Provisions | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	(490)	(618)
IFRS 9 | Provisions | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	(181)	(242)
IFRS 9 | Provisions | 18 (CC)
Disclosure of credit risk exposure [line items]
Financial assets	(233)	(402)
IFRS 9 | Provisions | 19 (C)
Disclosure of credit risk exposure [line items]
Financial assets	(203)	(221)
IFRS 9 | Provisions | 20-22 (D)
Disclosure of credit risk exposure [line items]
Financial assets	(4,509)	(3,887)
IFRS 9 | Provisions | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	(409)	(517)
IFRS 9 | Provisions | Stage 1 | 1 (AAA)
Disclosure of credit risk exposure [line items]
Financial assets	(1)	(1)
IFRS 9 | Provisions | Stage 1 | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	(10)	(8)
IFRS 9 | Provisions | Stage 1 | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	(22)	(24)
IFRS 9 | Provisions | Stage 1 | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	(55)	(85)
IFRS 9 | Provisions | Stage 1 | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	(190)	(226)
IFRS 9 | Provisions | Stage 1 | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	(124)	(164)
IFRS 9 | Provisions | Stage 1 | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	(8)	(10)
IFRS 9 | Provisions | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(1,130)	(1,435)
IFRS 9 | Provisions | Stage 2 | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	(1)	(2)
IFRS 9 | Provisions | Stage 2 | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	(8)	(6)
IFRS 9 | Provisions | Stage 2 | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	(55)	(24)
IFRS 9 | Provisions | Stage 2 | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	(91)	(93)
IFRS 9 | Provisions | Stage 2 | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	(366)	(455)
IFRS 9 | Provisions | Stage 2 | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	(173)	(233)
IFRS 9 | Provisions | Stage 2 | 18 (CC)
Disclosure of credit risk exposure [line items]
Financial assets	(233)	(402)
IFRS 9 | Provisions | Stage 2 | 19 (C)
Disclosure of credit risk exposure [line items]
Financial assets	(203)	(221)
IFRS 9 | Provisions | Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	(4,509)	(3,887)
IFRS 9 | Provisions | Stage 3 | 20-22 (D)
Disclosure of credit risk exposure [line items]
Financial assets	€ (4,509)	€ (3,887)